Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.0008
Maximum Aggregate Offering Price	$ 800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110.48
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional shares of common stock of Ehave Inc. (the "Registrant") that may be granted under the Registrant's 2026 Equity Incentive Plan (the "Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents shares of common stock reserved for future issuance under the Plan. Also includes up to 1,000,000 shares issuable upon exercise of options previously granted under the 2020 Ehave Inc. Equity Incentive Plan for Employees, Officers and Consultants that remain outstanding as of the date of this Registration Statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)) of the Securities Act of 1933, as amended, and based on $0.07 per share, the average of the high and low prices of the Registrant's common stock as reported on OTC Markets on July 20, 2026. We do not have any fee offsets.